Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Investments accounted for using equity method [abstract]
Summary of Significant Subsidiaries
Significant subsidiaries of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s interest in the subsidiaries’ results are listed in the table below. For a list of the Group’s subsidiaries, refer to Exhibit 8.1 – List of Subsidiaries.

			Group’s interest
Significant subsidiaries	Country of incorporation	Principal activity	2024%	2023%
Coal
Hunter Valley Energy Coal Pty Ltd	Australia	Coal mining	100	100
Copper
BHP Olympic Dam Corporation Pty Ltd	Australia	Copper, uranium and gold mining	100	100
Compañia Minera Cerro Colorado Limitada	Chile	Copper mining	100	100
Minera Escondida Ltda 1	Chile	Copper mining	57.5	57.5
Minera Spence SA	Chile	Copper mining	100	100
OZ Minerals Carrapateena Pty Ltd	Australia	Copper and gold mining	100	100
OZ Minerals Prominent Hill Operations Pty Ltd	Australia	Copper and gold mining	100	100
Iron Ore
BHP Iron Ore (Jimblebar) Pty Ltd 2	Australia	Iron ore mining	85	85
BHP Iron Ore Pty Ltd	Australia	Service company	100	100
BHP (Towage Service) Pty Ltd	Australia	Towing services	100	100
Marketing
BHP Billiton Freight Singapore Pte Limited	Singapore	Freight services	100	100
BHP Billiton Marketing AG	Switzerland	Marketing and trading	100	100
BHP Billiton Marketing Asia Pte Ltd	Singapore	Marketing support and other services	100	100
Group and Unallocated
BHP Billiton Finance B.V.	The Netherlands	Finance	100	100
BHP Billiton Finance Limited	Australia	Finance	100	100
BHP Billiton Finance (USA) Limited	Australia	Finance	100	100
BHP Canada Inc.	Canada	Potash development	100	100
BHP Group Operations Pty Ltd	Australia	Administrative services	100	100
BHP Nickel West Pty Ltd	Australia	Nickel mining, smelting, refining and administrative services	100	100
OZ Minerals Musgrave Operations Pty Ltd	Australia	Nickel and copper development	100	100
WMC Finance (USA) Limited	Australia	Finance	100	100

1
As the Group has the ability to direct the relevant activities at Minera Escondida Ltda, it has control over the entity. The assessment of the most relevant activity in this contractual arrangement is subject to judgement. The Group establishes the mine plan and the operating budget and has the ability to appoint the key management personnel, demonstrating that the Group has the existing rights to direct the relevant activities of Minera Escondida Ltda.

2
The Group has an effective interest of 92.5 per cent in BHP Iron Ore (Jimblebar) Pty Ltd; however, by virtue of the shareholder agreement with ITOCHU Iron Ore Australia Pty Ltd and Mitsui & Co. Iron Ore Exploration & Mining Pty Ltd, the Group’s interest in the Jimblebar mining operation is 85 per cent, which is consistent with the other respective contractual arrangements at Western Australia Iron Ore.